Other Non-Current Liabilities - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Nov. 19, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other non-current liabilities explanatory [line items]
Other payables and accruals		$ 10,269	$ 7,166
Settlement Agreement [Member]
Disclosure of other non-current liabilities explanatory [line items]
Administrative expense related to settlement		5,900
Other payables and accruals		1,900
Other non-current liabilities		$ 4,000
Settlement Agreement [Member] | Subsequent Events [Member]
Disclosure of other non-current liabilities explanatory [line items]
Payments relating to litigation expenses	$ 5,000
Payments for associated legal expenses	$ 900